Basis of measurement - Non-controlling interests (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	R$ 1,440,224,000	R$ 1,133,011,000
Current liabilities	803,022,000	716,975,000
Non-current assets	2,868,948,000	2,297,746,000
Non-current liabilities	2,149,353,000	2,266,694,000
Non-controlling interests	283,738,000	81,734,000
Revenue	2,589,960,000	1,684,896,000	R$ 822,203,000
Cost of sales	(2,090,482,000)	(1,337,749,000)	(618,691,000)
Gross profit	499,478,000	347,147,000	203,512,000
Selling, general and administrative expense	(28,385,000)	(26,553,000)	(26,837,000)
Other operating income (expense)	(110,710,000)	12,536,000	1,355,000
Operating expense	(139,095,000)	(10,389,000)	(25,482,000)
Profit (loss) from operating activities	360,383,000	336,758,000	178,030,000
Finance costs	(294,827,000)	(113,541,000)	(12,804,000)
Finance income	43,485,000	9,567,000	10,776,000
Finance income (cost)	(251,342,000)	(103,974,000)	(2,028,000)
Profit (loss) before tax	109,041,000	232,784,000	176,002,000
Tax expense (income)	91,865,000	44,910,000	37,860,000
Profit for the year	17,176,000	187,874,000	138,142,000
Profit (loss), attributable to owners of parent	(62,477,000)	161,493,000	131,117,000
Profit (loss), attributable to non-controlling interests	79,653,000	R$ 26,381,000	R$ 7,025,000
Percentage of Interest for Calculation of Noncontrolling Interest		4900.00%	3000.00%
Non-controlling interests
Disclosure of subsidiaries [line items]
Profit for the year	79,653,000	R$ 26,381,000	R$ 7,026,000
Non-controlling interests | Ambipar Response Espírito Santo S.A.
Disclosure of subsidiaries [line items]
Current assets	76,182,000
Current liabilities	(70,177,000)
Current assets (liabilities)	6,005,000
Non-current assets	177,315,000
Non-current liabilities	(86,681,000)
Non-current Assets Liabilities	90,634,000
Assets (liabilities)	96,639,000
Net assets controlling	96,639,000
Net assets non-controlling	0
Accumulated NCI adjusted	13,695,000,000
Others adjustment from non-controlling	25,898,000
Revenue	185,342,000
Cost of sales	(138,385,000)
Gross profit	46,957,000
Selling, general and administrative expense	0
Other expense	(286,000)
Operating expense	286,000
Profit (loss) from operating activities	47,243,000
Finance costs	(16,486,000)
Finance income	1,794,000
Finance income (cost)	(14,692,000)
Profit (loss) before tax	32,551,000
Tax expense (income)	(12,544,000)
Profit for the year	20,007,000
Profit (loss), attributable to owners of parent	11,966,000
Profit (loss), attributable to non-controlling interests	R$ 8,041,000
Proportion of ownership interests held by non-controlling interests	30.00%
Non-controlling interests | Ambipar Response Dracares Apoio Marítimo e Portuário S.A. [Member]
Disclosure of subsidiaries [line items]
Current assets	R$ 21,882,000
Current liabilities	(20,895,000)
Current assets (liabilities)	987,000
Non-current assets	72,993,000
Non-current liabilities	(22,653,000)
Non-current Assets Liabilities	50,340,000
Assets (liabilities)	51,327,000
Net assets controlling	51,327,000
Net assets non-controlling	0
Accumulated NCI adjusted	19,377,000,000
Others adjustment from non-controlling	5,773,000
Revenue	76,916,000
Cost of sales	(54,891,000)
Gross profit	22,025,000
Selling, general and administrative expense	0
Other expense	(2,976,000)
Operating expense	2,976,000
Profit (loss) from operating activities	25,001,000
Finance costs	(1,960,000)
Finance income	353,000
Finance income (cost)	(1,607,000)
Profit (loss) before tax	23,394,000
Tax expense (income)	(7,818,000)
Profit for the year	15,576,000
Profit (loss), attributable to owners of parent	7,944,000
Profit (loss), attributable to non-controlling interests	R$ 7,632,000
Proportion of ownership interests held by non-controlling interests	49.00%
Non-controlling interests | Ambipar Flyone Serviço Aéreo Especializado, Comércio e Serviço S.A. [Member]
Disclosure of subsidiaries [line items]
Current assets	R$ 26,658,000
Current liabilities	(34,410,000)
Current assets (liabilities)	(7,752,000)
Non-current assets	132,976,000
Non-current liabilities	(27,387,000)
Non-current Assets Liabilities	105,589,000
Assets (liabilities)	97,837,000
Net assets controlling	97,837,000
Net assets non-controlling	0
Accumulated NCI adjusted	22,944,000,000
Others adjustment from non-controlling	24,996,000
Revenue	99,081,000
Cost of sales	(64,364,000)
Gross profit	34,717,000
Selling, general and administrative expense	0
Other expense	(8,732,000)
Operating expense	8,732,000
Profit (loss) from operating activities	43,449,000
Finance costs	(6,464,000)
Finance income	466,000
Finance income (cost)	(5,998,000)
Profit (loss) before tax	37,451,000
Tax expense (income)	(6,813,000)
Profit for the year	30,638,000
Profit (loss), attributable to owners of parent	15,625,000
Profit (loss), attributable to non-controlling interests	R$ 15,013,000
Proportion of ownership interests held by non-controlling interests	49.00%
Non-controlling interests | RG Response S.A.
Disclosure of subsidiaries [line items]
Current assets	R$ 5,417,000
Current liabilities	(2,751,000)
Current assets (liabilities)	2,666,000
Non-current assets	5,797,000
Non-current liabilities	(1,828,000)
Non-current Assets Liabilities	3,969,000
Assets (liabilities)	6,635,000
Net assets controlling	6,635,000
Net assets non-controlling	0
Accumulated NCI adjusted	2,124,000,000
Others adjustment from non-controlling	668,000
Revenue	14,547,000
Cost of sales	(9,968,000)
Gross profit	4,579,000
Selling, general and administrative expense	0
Other expense	(268,000)
Operating expense	268,000
Profit (loss) from operating activities	4,847,000
Finance costs	(1,031,000)
Finance income	28,000
Finance income (cost)	(1,003,000)
Profit (loss) before tax	3,844,000
Tax expense (income)	(1,777,000)
Profit for the year	2,067,000
Profit (loss), attributable to owners of parent	1,184,000
Profit (loss), attributable to non-controlling interests	R$ 883,000
Proportion of ownership interests held by non-controlling interests	49.00%
Non-controlling interests | C-Tank
Disclosure of subsidiaries [line items]
Current assets	R$ 42,742,000
Current liabilities	(31,098,000)
Current assets (liabilities)	11,644,000
Non-current assets	84,748,000
Non-current liabilities	(19,293,000)
Non-current Assets Liabilities	65,455,000
Assets (liabilities)	77,099,000
Net assets controlling	77,099,000
Net assets non-controlling	0
Accumulated NCI adjusted	22,130,000,000
Others adjustment from non-controlling	14,799,000
Revenue	87,083,000
Cost of sales	(53,974,000)
Gross profit	33,109,000
Selling, general and administrative expense	0
Other expense	(25,104,000)
Operating expense	25,104,000
Profit (loss) from operating activities	58,213,000
Finance costs	(860,000)
Finance income	2,148,000
Finance income (cost)	1,288,000
Profit (loss) before tax	59,501,000
Tax expense (income)	(11,303,000)
Profit for the year	48,198,000
Profit (loss), attributable to owners of parent	24,508,000
Profit (loss), attributable to non-controlling interests	R$ 23,690,000
Proportion of ownership interests held by non-controlling interests	49.00%
Non-controlling interests | JM Serviços Integrados SA [Member]
Disclosure of subsidiaries [line items]
Current assets	R$ 48,213,000
Current liabilities	(17,494,000)
Current assets (liabilities)	30,719,000
Non-current assets	21,737,000
Non-current liabilities	(32,655,000)
Non-current Assets Liabilities	(10,918,000)
Assets (liabilities)	19,801,000
Net assets controlling	19,801,000
Net assets non-controlling	0
Accumulated NCI adjusted	1,464,000,000
Others adjustment from non-controlling	4,476,000
Revenue	94,411,000
Cost of sales	(47,851,000)
Gross profit	46,560,000
Selling, general and administrative expense	0
Other expense	(157,000)
Operating expense	157,000
Profit (loss) from operating activities	46,717,000
Finance costs	(16,232,000)
Finance income	211,000
Finance income (cost)	(16,021,000)
Profit (loss) before tax	30,696,000
Tax expense (income)	(10,902,000)
Profit for the year	19,794,000
Profit (loss), attributable to owners of parent	13,856,000
Profit (loss), attributable to non-controlling interests	R$ 5,938,000
Proportion of ownership interests held by non-controlling interests	30.00%
Non-controlling interests | Ambipar Response Marine S.A.
Disclosure of subsidiaries [line items]
Current assets	R$ 7,982,000
Current liabilities	(4,161,000)
Current assets (liabilities)	3,821,000
Non-current assets	5,509,000
Non-current liabilities	(648,000)
Non-current Assets Liabilities	4,861,000
Assets (liabilities)	8,682,000
Net assets controlling	8,682,000
Net assets non-controlling	0
Accumulated NCI adjusted
Others adjustment from non-controlling	1,736,000
Revenue	12,968,000
Cost of sales	(8,568,000)
Gross profit	4,400,000
Selling, general and administrative expense	0
Other expense	(490,000)
Operating expense	490,000
Profit (loss) from operating activities	4,890,000
Finance costs	(342,000)
Finance income	200,000
Finance income (cost)	(142,000)
Profit (loss) before tax	4,748,000
Tax expense (income)	(485,000)
Profit for the year	4,263,000
Profit (loss), attributable to owners of parent	3,410,000
Profit (loss), attributable to non-controlling interests	R$ 853,000
Proportion of ownership interests held by non-controlling interests	20.00%
Non-controlling interests | Ambipar Response Industrial Services S.A.
Disclosure of subsidiaries [line items]
Current assets	R$ 11,050,000
Current liabilities	(8,830,000)
Current assets (liabilities)	2,220,000
Non-current assets	4,535,000
Non-current liabilities	(799,000)
Non-current Assets Liabilities	3,736,000
Assets (liabilities)	5,956,000
Net assets controlling	5,956,000
Net assets non-controlling	0
Accumulated NCI adjusted
Others adjustment from non-controlling	2,918,000
Revenue	51,637,000
Cost of sales	(42,085,000)
Gross profit	9,552,000
Selling, general and administrative expense	0
Other expense	(6,000)
Operating expense	6,000
Profit (loss) from operating activities	9,558,000
Finance costs	(142,000)
Finance income	33,000
Finance income (cost)	(109,000)
Profit (loss) before tax	9,449,000
Tax expense (income)	(5,328,000)
Profit for the year	4,121,000
Profit (loss), attributable to owners of parent	2,102,000
Profit (loss), attributable to non-controlling interests	R$ 2,019,000
Proportion of ownership interests held by non-controlling interests	49.00%
Non-controlling interests | Emergncia Participaes S.A.
Disclosure of subsidiaries [line items]
Current assets	R$ 1,400,282,000
Current liabilities	(938,376,000)
Current assets (liabilities)	461,906,000
Non-current assets	2,319,013,000
Non-current liabilities	(2,042,190,000)
Non-current Assets Liabilities	276,823,000
Assets (liabilities)	738,729,000
Net assets controlling	738,729,000
Net assets non-controlling	102,850,000
Accumulated NCI adjusted
Others adjustment from non-controlling	0
Revenue	380,143,000
Cost of sales	(315,838,000)
Gross profit	64,305,000
Selling, general and administrative expense	0
Other expense	2,882,000
Operating expense	(2,882,000)
Profit (loss) from operating activities	61,423,000
Finance costs	(33,276,000)
Finance income	940,000
Finance income (cost)	(32,336,000)
Profit (loss) before tax	29,087,000
Tax expense (income)	(7,913,000)
Profit for the year	21,174,000
Profit (loss), attributable to owners of parent	7,886,000
Profit (loss), attributable to non-controlling interests	R$ 13,288,000
Proportion of ownership interests held by non-controlling interests	100.00%
Non-controlling interests | Ambipar Response Industrial Services Canada [Member]
Disclosure of subsidiaries [line items]
Current assets	R$ 110,750,000
Current liabilities	(140,243,000)
Current assets (liabilities)	(29,493,000)
Non-current assets	519,476,000
Non-current liabilities	(115,347,000)
Non-current Assets Liabilities	404,129,000
Assets (liabilities)	374,636,000
Net assets controlling	374,636,000
Net assets non-controlling	0
Accumulated NCI adjusted
Others adjustment from non-controlling	112,480,000
Revenue	93,961,000
Cost of sales	(80,107,000)
Gross profit	13,854,000
Selling, general and administrative expense	0
Other expense	(3,411,000)
Operating expense	3,411,000
Profit (loss) from operating activities	17,265,000
Finance costs	(10,738,000)
Finance income	3,000
Finance income (cost)	(10,735,000)
Profit (loss) before tax	6,530,000
Tax expense (income)	(176,000)
Profit for the year	6,354,000
Profit (loss), attributable to owners of parent	4,445,000
Profit (loss), attributable to non-controlling interests	R$ 1,909,000
Proportion of ownership interests held by non-controlling interests	30.02%
Non-controlling interests | Unidroid Robotica Do Brasil Ltda
Disclosure of subsidiaries [line items]
Current assets	R$ 4,394,000
Current liabilities	(19,000)
Current assets (liabilities)	4,375,000
Non-current assets	974,000
Non-current liabilities	(3,032,000)
Non-current Assets Liabilities	(2,058,000)
Assets (liabilities)	2,317,000
Net assets controlling	2,317,000
Net assets non-controlling	0
Accumulated NCI adjusted
Others adjustment from non-controlling	1,135,000
Revenue	0
Cost of sales	(154,000)
Gross profit	(154,000)
Selling, general and administrative expense	0
Other expense	0
Operating expense	0
Profit (loss) from operating activities	(154,000)
Finance costs	(6,000)
Finance income	0
Finance income (cost)	(6,000)
Profit (loss) before tax	(160,000)
Tax expense (income)	0
Profit for the year	(160,000)
Profit (loss), attributable to owners of parent	(82,000)
Profit (loss), attributable to non-controlling interests	R$ (78,000)
Proportion of ownership interests held by non-controlling interests	49.00%
Non-controlling interests | Ambipar Response Maritime Services PDA S.A.
Disclosure of subsidiaries [line items]
Current assets	R$ 1,391,000
Current liabilities	(572,000)
Current assets (liabilities)	819,000
Non-current assets	1,533,000
Non-current liabilities	(182,000)
Non-current Assets Liabilities	1,351,000
Assets (liabilities)	2,170,000
Net assets controlling	2,170,000
Net assets non-controlling	0
Accumulated NCI adjusted
Others adjustment from non-controlling	868,000
Revenue	823,000
Cost of sales	(518,000)
Gross profit	305,000
Selling, general and administrative expense	0
Other expense	0
Operating expense	0
Profit (loss) from operating activities	305,000
Finance costs	(19,000)
Finance income	7,000
Finance income (cost)	(12,000)
Profit (loss) before tax	293,000
Tax expense (income)	0
Profit for the year	293,000
Profit (loss), attributable to owners of parent	176,000
Profit (loss), attributable to non-controlling interests	R$ 117,000
Proportion of ownership interests held by non-controlling interests	40.00%
Non-controlling interests | Smr Socorro Médico E Resgate Ltda
Disclosure of subsidiaries [line items]
Current assets	R$ 9,586,000
Current liabilities	(7,366,000)
Current assets (liabilities)	2,220,000
Non-current assets	11,992,000
Non-current liabilities	(1,822,000)
Non-current Assets Liabilities	10,170,000
Assets (liabilities)	12,390,000
Net assets controlling	12,390,000
Net assets non-controlling	0
Accumulated NCI adjusted
Others adjustment from non-controlling	3,717,000
Revenue	18,085,000
Cost of sales	(16,678,000)
Gross profit	1,407,000
Selling, general and administrative expense	0
Other expense	(5,000)
Operating expense	5,000
Profit (loss) from operating activities	1,412,000
Finance costs	(50,000)
Finance income	54,000
Finance income (cost)	4,000
Profit (loss) before tax	1,416,000
Tax expense (income)	(714,000)
Profit for the year	702,000
Profit (loss), attributable to owners of parent	491,000
Profit (loss), attributable to non-controlling interests	R$ 211,000
Proportion of ownership interests held by non-controlling interests	30.00%
Non-controlling interests | Ssmr Saude Ocupacional Ltda. Epp [Member]
Disclosure of subsidiaries [line items]
Current assets	R$ 1,858,000
Current liabilities	(1,884,000)
Current assets (liabilities)	(26,000)
Non-current assets	7,616,000
Non-current liabilities	(4,000)
Non-current Assets Liabilities	7,612,000
Assets (liabilities)	7,586,000
Net assets controlling	7,586,000
Net assets non-controlling	0
Accumulated NCI adjusted
Others adjustment from non-controlling	2,276,000
Revenue	4,623,000
Cost of sales	(4,148,000)
Gross profit	475,000
Selling, general and administrative expense	0
Other expense	0
Operating expense	0
Profit (loss) from operating activities	475,000
Finance costs	(43,000)
Finance income	4,000
Finance income (cost)	(39,000)
Profit (loss) before tax	436,000
Tax expense (income)	(149,000)
Profit for the year	287,000
Profit (loss), attributable to owners of parent	201,000
Profit (loss), attributable to non-controlling interests	R$ 86,000
Proportion of ownership interests held by non-controlling interests	30.00%
Non-controlling interests | Ssr Servicos De Seguranca E Resgate Ltda Epp [Member]
Disclosure of subsidiaries [line items]
Current assets	R$ 3,211,000
Current liabilities	(2,421,000)
Current assets (liabilities)	790,000
Non-current assets	6,808,000
Non-current liabilities	(6,719,000)
Non-current Assets Liabilities	89,000
Assets (liabilities)	879,000
Net assets controlling	879,000
Net assets non-controlling	0
Accumulated NCI adjusted
Others adjustment from non-controlling	264,000
Revenue	4,233,000
Cost of sales	(3,939,000)
Gross profit	294,000
Selling, general and administrative expense	0
Other expense	(137,000)
Operating expense	137,000
Profit (loss) from operating activities	431,000
Finance costs	(255,000)
Finance income	0
Finance income (cost)	(255,000)
Profit (loss) before tax	176,000
Tax expense (income)	0
Profit for the year	176,000
Profit (loss), attributable to owners of parent	123,000
Profit (loss), attributable to non-controlling interests	R$ 53,000
Proportion of ownership interests held by non-controlling interests	30.00%
Non-controlling interests | Total
Disclosure of subsidiaries [line items]
Current assets	R$ 1,771,598,000
Current liabilities	(1,280,697,000)
Current assets (liabilities)	490,901,000
Non-current assets	3,373,022,000
Non-current liabilities	(2,361,240,000)
Non-current Assets Liabilities	1,011,782,000
Assets (liabilities)	1,502,683,000
Net assets controlling	1,502,683,000
Net assets non-controlling	102,850,000
Accumulated NCI adjusted	81,734,000
Others adjustment from non-controlling	202,004,000
Non-controlling interests	283,738,000
Revenue	1,123,853,000
Cost of sales	(841,468,000)
Gross profit	282,385,000
Selling, general and administrative expense	0
Other expense	(38,690,000)
Operating expense	38,690,000
Profit (loss) from operating activities	321,075,000
Finance costs	(87,904,000)
Finance income	6,241,000
Finance income (cost)	(81,663,000)
Profit (loss) before tax	239,412,000
Tax expense (income)	(65,922,000)
Profit for the year	173,490,000
Profit (loss), attributable to owners of parent	93,835,000
Profit (loss), attributable to non-controlling interests	R$ 79,655,000